Vacation Ownership Notes Receivable (Details 1) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Interest income related to VOI notes receivable
Vacation ownership Loans - securitized	$ 16	$ 15	$ 34	$ 32
Vacation ownership Loans - unsecuritized	4	6	8	11
Interest income related to VOI notes receivable, net	$ 20	$ 21	$ 42	$ 43